FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-00334
                                    ---------

                   FRANKLIN CAPITAL GROWTH FUND
                   ----------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ------------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period:  9/30/08
                           -------



Item 1. Schedule of Investments.




Franklin Capital Growth Fund

QUARTERLY STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2008

CONTENTS

Statement of Investments .................................................     3
Notes to Statement of Investments ........................................     6

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN | Templeton | Mutual Series


                     Quarterly Statement of Investments | 1

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Franklin Capital Growth Fund

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                                                                 COUNTRY         SHARES         VALUE
                                                              --------------   ----------   --------------
    COMMON STOCKS 96.8%
    CONSUMER DISCRETIONARY 9.2%
    Best Buy Co. Inc. .....................................    United States      220,900   $    8,283,750
    Carnival Corp. ........................................    United States      564,600       19,958,610
    Harley-Davidson Inc. ..................................    United States      555,200       20,708,960
    International Game Technology .........................    United States      221,029        3,797,278
    Lowe's Cos. Inc. ......................................    United States      577,900       13,690,451
    Starwood Hotels & Resorts Worldwide Inc. ..............    United States      204,600        5,757,444
    Target Corp. ..........................................    United States      328,700       16,122,735
    The Walt Disney Co. ...................................    United States      557,290       17,103,230
                                                                                            --------------
                                                                                               105,422,458
                                                                                            --------------
    CONSUMER STAPLES 8.0%
    Bunge Ltd. ............................................    United States      142,300        8,990,514
    CVS Caremark Corp. ....................................    United States      514,700       17,324,802
(a) Hansen Natural Corp. ..................................    United States      641,400       19,402,350
    PepsiCo Inc. ..........................................    United States      309,200       22,036,684
    The Procter & Gamble Co. ..............................    United States      353,200       24,614,508
                                                                                            --------------
                                                                                                92,368,858
                                                                                            --------------
    ENERGY 6.8%
    Devon Energy Corp. ....................................    United States      150,000       13,680,000
(a) FMC Technologies Inc. .................................    United States      121,000        5,632,550
    Halliburton Co. .......................................    United States      381,600       12,360,024
(a) National Oilwell Varco Inc. ...........................    United States      195,100        9,799,873
    Occidental Petroleum Corp. ............................    United States      136,500        9,616,425
    Peabody Energy Corp. ..................................    United States      189,300        8,518,500
(b) Petroplus Holdings AG, 144A ...........................     Switzerland       188,400        7,087,620
    Schlumberger Ltd. .....................................    United States      153,000       11,947,770
                                                                                            --------------
                                                                                                78,642,762
                                                                                            --------------
    FINANCIALS 6.9%
    AFLAC Inc. ............................................    United States      305,700       17,959,875
    American Express Co. ..................................    United States      242,300        8,584,689
(a) Berkshire Hathaway Inc., A ............................    United States          184       24,030,400
    BlackRock Inc. ........................................    United States       92,500       17,991,250
    iStar Financial Inc. ..................................    United States      763,600        1,985,360
    Wells Fargo & Co. .....................................    United States      225,000        8,444,250
                                                                                            --------------
                                                                                                78,995,824
                                                                                            --------------
    HEALTH CARE 15.2%
(a) Celgene Corp. .........................................    United States      294,100       18,610,648
    Covidien Ltd. .........................................    United States      345,900       18,595,584
(a) Genentech Inc. ........................................    United States      205,600       18,232,608
(a) Gilead Sciences Inc. ..................................    United States      342,700       15,620,266
    Johnson & Johnson .....................................    United States      442,010       30,622,453
    Roche Holding AG, ADR .................................     Switzerland       342,300       26,545,365
    Schering-Plough Corp. .................................    United States    1,021,600       18,868,952
    Teva Pharmaceutical Industries Ltd., ADR ..............       Israel          332,500       15,225,175
(a) Varian Medical Systems Inc. ...........................    United States      223,300       12,757,129
                                                                                            --------------
                                                                                               175,078,180
                                                                                            --------------


                     Quarterly Statement of Investments | 3

Franklin Capital Growth Fund

                                                                 COUNTRY         SHARES         VALUE
                                                              --------------   ----------   --------------
    COMMON STOCKS (CONTINUED)
    INDUSTRIALS 13.5%
    3M Co. ................................................    United States      221,500   $   15,130,665
    ABB Ltd., ADR .........................................     Switzerland       689,600       13,378,240
    The Boeing Co. ........................................    United States      198,200       11,366,770
    C.H. Robinson Worldwide Inc. ..........................    United States      267,300       13,621,608
    Danaher Corp. .........................................    United States      364,700       25,310,180
    Expeditors International of Washington Inc. ...........    United States      324,200       11,295,128
    FedEx Corp. ...........................................    United States      168,000       13,278,720
    Precision Castparts Corp. .............................    United States      257,300       20,270,094
(a) Ryanair Holdings PLC, ADR .............................       Ireland         217,700        4,883,011
(a) SunPower Corp., A .....................................    United States       37,300        2,645,689
    United Technologies Corp. .............................    United States      391,300       23,501,478
                                                                                            --------------
                                                                                               154,681,583
                                                                                            --------------
    INFORMATION TECHNOLOGY 26.8%
(a) Activision Blizzard Inc. ..............................    United States    1,129,300       17,425,099
(a) Adobe Systems Inc. ....................................    United States      491,700       19,407,399
(a) Agilent Technologies Inc. .............................    United States      861,500       25,552,090
(a) Apple Inc. ............................................    United States       79,400        9,024,604
(a) Autodesk Inc. .........................................    United States      485,900       16,301,945
(a) Cisco Systems Inc. ....................................    United States    1,423,600       32,116,416
(a) Dell Inc. .............................................    United States      820,200       13,516,896
(a) FLIR Systems Inc. .....................................    United States      327,800       12,594,076
(a) Google Inc., A ........................................    United States       36,300       14,538,876
    Harris Corp. ..........................................    United States      287,400       13,277,880
    Intel Corp. ...........................................    United States      848,800       15,898,024
    KLA-Tencor Corp. ......................................    United States      188,700        5,972,355
    MasterCard Inc., A ....................................    United States       59,600       10,568,868
    Microsoft Corp. .......................................    United States      764,400       20,401,836
    Nokia Corp., ADR ......................................       Finland         521,900        9,733,435
    Paychex Inc. ..........................................    United States      539,900       17,832,897
    QUALCOMM Inc. .........................................    United States      647,500       27,823,075
(a) Research In Motion Ltd. ...............................       Canada          127,400        8,701,420
    Visa Inc., A ..........................................    United States      291,900       17,919,741
                                                                                            --------------
                                                                                               308,606,932
                                                                                            --------------
    MATERIALS 2.1%
    Cemex SAB de CV, CPO, ADR .............................       Mexico          880,121       15,155,683
    Goldcorp Inc. .........................................       Canada          280,800        8,881,704
                                                                                            --------------
                                                                                                24,037,387
                                                                                            --------------
    TELECOMMUNICATION SERVICES 4.9%
    America Movil SAB de CV, L, ADR .......................       Mexico          259,300       12,021,148
(a) American Tower Corp., A ...............................    United States      737,900       26,542,263
(a) MetroPCS Communications Inc. ..........................    United States      331,400        4,636,286
    Rogers Communications Inc., B .........................       Canada          415,100       13,460,384
                                                                                            --------------
                                                                                                56,660,081
                                                                                            --------------


                     4 | Quarterly Statement of Investments

Franklin Capital Growth Fund

                                                                 COUNTRY         SHARES         VALUE
                                                              --------------   ----------   --------------
    COMMON STOCKS (CONTINUED)
    UTILITIES 3.4%
    International Power PLC ...............................   United Kingdom    3,588,400   $   23,216,781
    Public Service Enterprise Group Inc. ..................    United States      496,400       16,276,956
                                                                                            --------------
                                                                                                39,493,737
                                                                                            --------------
    TOTAL COMMON STOCKS (COST $1,057,763,923) .............                                  1,113,987,802
                                                                                            --------------
    SHORT TERM INVESTMENTS (COST $38,574,181) 3.4%
    MONEY MARKET FUNDS 3.4%
(c) Franklin Institutional Fiduciary Trust Money Market
       Portfolio, 1.98% ...................................    United States   38,574,181       38,574,181
                                                                                            --------------
    TOTAL INVESTMENTS (COST $1,096,338,104) 100.2% ........                                  1,152,561,983
    OTHER ASSETS, LESS LIABILITIES (0.2)% .................                                     (2,137,566)
                                                                                            --------------
    NET ASSETS 100.0% .....................................                                 $1,150,424,417
                                                                                            ==============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt

CPO - Certificates of Ordinary Participation

(a)  Non-income producing for the twelve months ended September 30, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2008, the value of this security was $7,087,620, representing 0.62% of net assets.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 5

Franklin Capital Growth Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Capital Growth Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     6 | Quarterly Statement of Investments

Franklin Capital Growth Fund

3. INCOME TAXES

At September 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ................................   $1,099,765,254
                                                       ==============
Unrealized appreciation ............................   $  179,571,933
Unrealized depreciation ............................     (126,775,204)
                                                       --------------
Net unrealized appreciation (depreciation) .........   $   52,796,729
                                                       ==============

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on July, 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets carried at fair value:

                                   LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                               --------------   -----------   -------   --------------
ASSETS:
   Investments in Securities   $1,129,345,202   $23,216,781     $--     $1,152,561,983


                     Quarterly Statement of Investments | 7

Franklin Capital Growth Fund

5. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     8 | Quarterly Statement of Investments





Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPTIAL GROWTH FUND

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  November 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  November 25, 2008



By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  November 25, 2008